SCHEDULE OF STOCK OPTION/WARRANTS ACTIVITIES (Details) - USD ($)		3 Months Ended			12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Equity [Abstract]
Number of warrants balance beginning	[2]	12,134,375	[1]	4,918,998	4,918,998		3,137,998
Weighted average exercise price, outstanding balance beginning		$ 11.50	[1],[2]	$ 0.0064	$ 0.0064		$ 0.01
Options outstanding, weighted average remaining contractual life		4 years 6 months 18 days		10 years	4 years 9 months 18 days		10 years		10 years
Intrinsic value beginning			[1],[2]
Number of warrants granted				449,190	449,190	[2]	1,781,000	[2]
Weighted average exercise price, granted				$ 0.0001	$ 0.0001		$ 0.0001
Options outstanding, weighted average remaining contractual life, granted				10 years	10 years		10 years
Number of warrants exercised					3,137,998	[2]		[2]
Weighted average exercise price, exercised					$ 0.01
Number of warrants forfeited				449,190	2,230,190	[2]		[2]
Weighted average exercise price, forfeited				$ 0.0001	$ 0.0001
Number of warrants additions	[1],[2]				12,134,375
Share based compensation arrangements by share based payment award options additions in period weighted average exercise price	[1],[2]				$ 11.50
Options outstanding, weighted average remaining contractual life	[1],[2]				5 years
Number of warrants exercised					(3,137,998)	[2]		[2]
Number of warrants forfeited				(449,190)	(2,230,190)	[2]		[2]
Number of warrants balance ending		12,134,375		4,918,998	12,134,375	[1],[2]	4,918,998	[2]	3,137,998	[2]
Weighted average exercise price, outstanding balance ending		$ 11.50		$ 0.0064	$ 11.50	[1],[2]	$ 0.0064		$ 0.01
Intrinsic value vested and exercisable						[1],[2]
Number of warrants, vested and exercisable, balance ending		12,134,375			12,134,375	[2]
Weighted average exercise price, exercisable balance ending		$ 11.50			$ 11.50
Options outstanding, weighted average remaining contractual life		4 years 6 months 18 days			4 years 9 months 18 days	[1]
Intrinsic value vested and exercisable	[1]
Intrinsic value beginning
Intrinsic value exercised
Intrinsic value ending

[1]	As of December 31, 2024, there were 12,134,375 warrants issued by Pono, prior to Pono Merger, among which 11,500,000 warrants were issued through its initial public offering (“IPO”) (“Public Warrants”) and 634,375 were issued through a private placement (“Placement Warrants”). Each warrant entitles the registered holder to purchase one share of common stock at a price of $11.50 per share at any time commencing on October 17, 2024 until October 17, 2029, or earlier upon redemption or liquidation.
[2]	The number of Warrants granted to HeartCore was updated to reflect the adjustment upon the consummation of Pono Merger.